Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000001680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	$ 9,584		$ 10,225	$ 10,269	$ 10,363	$ 10,968	$ 11,555	$ 11,870	$ 11,234	$ 11,194	$ 11,588	$ 11,433
C000001683 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,693	10,752	10,864	11,530	12,174	12,532	11,872	11,864	12,306	12,167
C000001684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,582		10,139	10,084	10,293	10,941	11,153	11,869	11,311	11,054	11,713	11,540
C000001687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,602	10,569	10,803	11,507	11,741	12,530	11,956	11,712	12,432	12,270
C000001679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,658	10,835	11,036	11,690	12,066	12,719	11,963	11,899	12,337	12,471
C000001676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,576		10,193	10,341	10,510	11,109	11,442	12,045	11,297	11,212	11,616	11,719
C000001675 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,650	10,769	10,883	11,506	12,067	12,541	11,593	11,462	11,760	11,773
C000001672 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,578		10,179	10,272	10,368	10,937	11,446	11,871	10,943	10,795	11,064	11,053
C000001671 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,520	10,651	10,736	11,368	11,684	12,377	11,505	11,352	11,685	11,742
C000001668 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,577		10,062	10,156	10,214	10,801	11,077	11,711	10,862	10,705	10,999	11,020
C000001664 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,580		10,099	10,115	10,283	10,792	10,878	11,522	10,983	10,962	11,271	11,367
C000001667 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,562	10,592	10,792	11,350	11,466	12,168	11,627	11,622	11,965	12,096
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,571	10,738	10,873	11,532	11,979	12,542	11,793	11,815	12,155	12,452
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Other States Municipal Debt Funds Classification Average
S And P Municipal Bond Kansas Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Kansas Index
Accumulated Value	10,000		10,594	10,755	10,862	11,482	12,002	12,336	11,738	11,789	12,066	12,517
S And P Municipal Bond Kentucky Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Kentucky Index
Accumulated Value	10,000		10,542	10,712	10,831	11,507	11,845	12,542	11,873	11,889	12,273	12,664
S And P Municipal Bond Michigan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Michigan Index
Accumulated Value	10,000		10,617	10,843	11,024	11,708	12,268	12,814	12,056	12,063	12,407	12,737
S And P Municipal Bond Missouri Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Missouri Index
Accumulated Value	10,000		10,552	10,744	10,897	11,534	11,935	12,536	11,859	11,835	12,175	12,508
S And P Municipal Bond Ohio Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Ohio Index
Accumulated Value	10,000		10,800	11,021	11,207	11,837	12,572	13,168	12,393	12,325	12,652	12,995
Lipper Ohio Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Ohio Municipal Debt Funds Classification Average
S And P Municipal Bond Wisconsin Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Wisconsin Index
Accumulated Value	$ 10,000		$ 10,533	$ 10,679	$ 10,868	$ 11,519	$ 11,786	$ 12,442	$ 11,689	$ 11,622	$ 12,069	$ 12,529